Annual Total Returns - BlackRock LifePath Dynamic Retirement Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic Retirement Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	3.96%
Annual Return 2012	8.61%
Annual Return 2013	6.25%
Annual Return 2014	4.75%
Annual Return 2015	(1.52%)
Annual Return 2016	5.91%
Annual Return 2017	11.68%
Annual Return 2018	(3.68%)
Annual Return 2019	16.91%
Annual Return 2020	12.82%